Income Taxes (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Line Items]
Israel corporate tax rate	23.00%
Unrecognized deferred tax liability	$ 11,615
Cash paid for income taxes	3,666	$ 2,601	$ 729
Israel [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	267,385
UNITED KINGDOM
Income Tax Disclosure [Line Items]
Operating loss carryforwards	37,252
UNITED STATES
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 22,690